Warrants (Details Narrative) (USD $)	0 Months Ended	12 Months Ended
	Nov. 10, 2014	Dec. 31, 2014	Dec. 31, 2013
Dividend yield		0.00%	0.00%
Stock based compensation expense		$ 11,667,361	$ 9,877
Warrant [Member]
Dividend yield		0.00%	0.00%
Issuance of warrant to purchase shares of common stock	30,000
Issuance of warrants to purchase shares of common stock modified the terms	300,000
Additional stock based compensation expenses	20,951
Stock based compensation expense		$ 5,250,540	$ 0